Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year)
Revvity, Inc. Savings Plan
Form 5500, Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End
of
Year)

EIN:
04-2052042
Plan Number: 001

December 31, 2025
(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
		Common collective trust fund:
	SEI Trust Company	PIMCO Stable Income Fund II	**	$38,035,314

		Mutual funds:
	JPM MID CAP GRTH R6	JPMorgan Mid Cap Growth Fund – Class R6	**	19,210,567
	Neuberger Berman	Neuberger Berman Genesis Fund – Class R6	**	18,176,889
	DWS	DWS RREEF Real Assets Fund Institutional Shares	**	916,076
*	Fidelity Investments	Fidelity Total Bond Fund - Class K6	**	15,143,178
*	Fidelity Investments	Fidelity Government Money Market Fund	**	56,648
*	Fidelity Investments	Fidelity Government Money Market Fund - Class K6	**	340,008

	Total Mutual Funds			53,843,366

		Collective investment trusts:
*	Fidelity Investments	Fidelity Growth Company Commingled Pool	**	169,403,263
*	Fidelity Investments	Fidelity International Discovery Commingled Pool	**	22,443,729
*	Fidelity Investments	Fidelity Contrafund ® Commingled Pool	**	90,480,931
*	Fidelity Investments	FID FRDM Blend Target Date Income Commingled Pool Class R	**	2,379,014
*	Fidelity Investments	FID FRDM Blend Target Date 2010 Commingled Pool Class R	**	1,518,510
*	Fidelity Investments	FID FRDM Blend Target Date 2015 Commingled Pool Class R	**	4,673,960
*	Fidelity Investments	FID FRDM Blend Target Date 2020 Commingled Pool Class R	**	11,626,598
*	Fidelity Investments	FID FRDM Blend Target Date 2025 Commingled Pool Class R	**	29,952,151
*	Fidelity Investments	FID FRDM Blend Target Date 2030 Commingled Pool Class R	**	54,741,573
*	Fidelity Investments	FID FRDM Blend Target Date 2035 Commingled Pool Class R	**	57,244,248
*	Fidelity Investments	FID FRDM Blend Target Date 2040 Commingled Pool Class R	**	56,515,827
*	Fidelity Investments	FID FRDM Blend Target Date 2045 Commingled Pool Class R	**	54,065,188
*	Fidelity Investments	FID FRDM Blend Target Date 2050 Commingled Pool Class R	**	53,107,282
*	Fidelity Investments	FID FRDM Blend Target Date 2055 Commingled Pool Class R	**	25,985,579
*	Fidelity Investments	FID FRDM Blend Target Date 2060 Commingled Pool Class R	**	18,265,548
*	Fidelity Investments	FID FRDM Blend Target Date 2065 Commingled Pool Class R	**	7,104,653
*	Fidelity Investments	FID FRDM Blend Target Date 2070 Commingled Pool Class R	**	181,531
*	Fidelity Institutional Asset Management	FIAM U.S. Bond Index CIT	**	9,697,562
	Great Gray	Small Cap Value Fund III Class R1	**	480,598
	Great Gray	Putnam Large Cap Value Fund Class R1	**	16,907,536
	Great Gray	Mid Cap Value Fund II Class R1	**	452,765
	Geode Capital Management	Spartan 500 Index Pool Class C	**	90,351,944
	Geode Capital Management	Spartan Global ex U.S. Index Pool Class C	**	9,691,225
	Geode Capital Management	Spartan Extended Market Index Class C	**	6,609,220
	Total Collective Investment Trusts			793,880,435

*	Fidelity Investments	Participant-directed brokerage account:
		Fidelity BrokerageLink	**	41,629,185

*	Revvity, Inc.	Revvity, Inc. Stock Fund	**	11,055,578

	Total Investments			938,443,878
*	Plan participants	Notes receivable from participants, with interest at rates of 4.25% - 10.50%	—	4,636,469

	Total Per Form 5500			$943,080,347

*	Represents a party-in-interest to the Plan as defined by ERISA.
**	The cost of particip ant - directed investments is not required to be disclosed.